Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income	¥ 72,385	$ 11,175	¥ 262,119	¥ 278,023
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	34,354	5,304	53,181	16,723
Provision for allowance for doubtful accounts, including related party amounts	49,320	7,614	9,229	2,590
Depreciation and amortization expense	45,473	7,020	36,323	31,465
Impairment of intangible assets	3,822	590	0	0
Loss from equity investments, including impairments	41,861	6,462	18,538	0
Deferred income tax	(11,398)	(1,760)	(3,226)	(5,275)
Loss on disposal of property and equipment	749	116	589	1,003
Gain on disposition of subsidiaries and acquisition of equity investments	0	0	(29,660)	0
Gain on disposal of an equity investment and acquisition of available-for-sale investments	(4,643)	(717)	0	0
Foreign currency exchange (gain)/loss	1,054	163	6,059	(19,687)
Changes in operating assets and liabilities:
Accounts receivable	(59,772)	(9,227)	(180,904)	(74,982)
Prepayments and other current assets	(18,254)	(2,818)	(14,320)	6,439
Amounts due from related parties	41,368	6,386	(50,684)	(61,347)
Other non-current assets	(4,404)	(680)	(1,076)	426
Accounts payable	24,415	3,769	63,419	69,493
Advances from customers	(2,348)	(362)	7,202	4,848
Salary and welfare payable	8,955	1,382	13,023	35,200
Taxes payable	4,182	646	36,432	17,984
Amounts due to related parties	(3,980)	(614)	1,455	19,228
Accrued expenses and other current liabilities	(3,828)	(591)	41,139	21,436
Long-term liabilities	1,501	232	4,636	4,235
Net cash provided by operating activities	220,812	34,090	273,474	347,802
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(43,457)	(6,709)	(35,387)	(29,238)
Placement of term deposits and short term investments	(3,288,344)	(507,633)	(3,565,274)	(2,696,407)
Maturity of term deposits and short term investments	2,562,584	395,595	4,082,583	2,374,309
Payment for available-for-sale investments	(352,008)	(54,341)	(36,810)	0
Payment for equity investments	(10,643)	(1,643)	(37,681)	0
Disposal of subsidiaries, net of cash received	0	0	(14,259)	0
Change in restricted cash	(125,000)	(19,297)	0	0
Net cash (used in)/provided by investing activities	(1,256,868)	(194,028)	393,172	(351,336)
Cash flows from financing activities:
Proceeds from exercise of stock options	6,944	1,072	8,756	519
Proceeds from short-term loans	123,589	19,079	0	0
Repurchase of ordinary shares	(66,417)	(10,253)	(242,500)	(65,198)
Capital contribution received from noncontrolling shareholders	250	39	10,000	0
Net cash (used in)/provided by financing activities	64,366	9,937	(223,744)	(64,679)
Effect of exchange rate changes on cash and cash equivalents	(3,488)	(541)	(2,193)	(2,818)
Net (decrease)/increase in cash and cash equivalents	(975,178)	(150,542)	440,709	(71,031)
Cash and cash equivalents at the beginning of the year	1,285,847	198,501	845,138	916,169
Cash and cash equivalents at the end of the year	310,669	47,959	1,285,847	845,138
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	36,044	5,564	32,786	19,598
Supplemental disclosure of non-cash investing and financing activities:
Restricted cash related to capital contribution financed by noncontrolling shareholders	¥ 0	$ 0	¥ 0	¥ 10,000